Taxation - Schedule of net deferred tax asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Unrecognized deferred tax asset	$ 10,928,000	$ 0
Recognized deferred tax assets	1,005,000	0
Unrecognized deferred tax asset not subject to expiration date	6,465,000	3,488,000
Balance at January 1	24,939,000	28,848,000
Foreign exchange adjustment	7,000	8,000
Balance at December 31	256,000	24,939,000
Balance at January 1	9,662,000	4,099,000
Foreign exchange adjustment	8,000	7,000
Balance at December 31	22,325,000	9,662,000
Net deferred tax (liability)/asset	(22,069,000)	15,277,000
US
Disclosure of geographical areas [line items]
Movement on deferred tax – temporary differences	(24,676,000)	(4,112,000)
Movement on deferred tax – temporary difference	12,643,000	5,363,000
UK
Disclosure of geographical areas [line items]
Movement on deferred tax – temporary differences	(50,000)	195,000
Movement on deferred tax – temporary difference	12,000	$ 193,000
AUS
Disclosure of geographical areas [line items]
Movement on deferred tax – temporary differences	27,000
Singapore
Disclosure of geographical areas [line items]
Movement on deferred tax – temporary differences	$ 9,000